Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	¥ 622,260	¥ 966,550	¥ 547,279
Other comprehensive income, net of tax -
Unrealized gains on securities	40,390	33,285	1,070
Unrealized gains (losses) on derivative instruments	1,267	1,223	(1,184)
Pension liability adjustment	74,971	(13,960)	12,390
Foreign currency translation adjustments	(75,888)	8,444	(6,335)
Debt valuation adjustments	3,032
Total comprehensive income	666,032	995,542	553,220
Less - Comprehensive income attributable to noncontrolling interests	54,151	57,669	60,403
Comprehensive income attributable to Sony Corporation's stockholders	¥ 611,881	¥ 937,873	¥ 492,817